                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
 (Address of principal executive offices)    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS  SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                CURRENT     DEMAND
THOUSANDS                                                                                 RATE+       DATE*      VALUE
------------------------------------------------------------------------------------------------------------------------

        SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (92.5%)
        ARIZONA
$3,950  Salt River Project Agricultural Improvement & Power District,                    3.78%    10/06/06   3,950,000
           Ser 2006 A ROCs II-R Ser 9019
 6,620  Scottsdale Municipal Property Corporation, Excise Tax Ser 2004 A
           ROCs II-R Ser 2153 (MBIA)                                                     3.78      10/06/06  $6,620,000
 9,000  Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)            3.77      10/06/06   9,000,000

        COLORADO
 3,000  Colorado Educational & Cultural Facilities Authority, Pueblo
          Serra Worship Holdings Ser 2006                                                3.80      10/06/06   3,000,000
 5,000  Colorado Health Facilities Authority, NCMC Inc Ser 2005 (FSA)                    3.74      10/06/06   5,000,000
 1,100  Colorado Health Facilities Authority, Sisters of Charity of                      3.80      10/06/06   1,100,000
           Leavenworth Health System Ser 2003 A
 5,000  Colorado Springs, Utilities System Sub Lien Ser 2006 A                           3.78      10/06/06   5,000,000

        DELAWARE
        Delaware Economic Development Authority,
 2,400    Archmere Academy Inc Ser 2006                                                  3.76      10/06/06   2,400,000
   500    St Andrew's School Project, Ser 2004                                           3.74      10/06/06     500,000

        FLORIDA
16,750  Dade County Industrial Development Authority, Dolphins Stadium
          Ser 1985 A                                                                     3.75      10/06/06  16,750,000
 4,000  Florida Gas Utility, Gas Supply Acquisition No 2 Ser 2006 A-1                    3.78      10/06/06   4,000,000
 4,000  Leesburg, The Villages Regional Hospital Ser 2006 (Radian)                       3.80      10/06/06   4,000,000
10,000  Orlando Utilities Commission, Water & Electric Ser 2002 B                        3.75      10/06/06  10,000,000

        GEORGIA
 3,000  Atlanta, Sub Lien Tax Allocation Atlantic Station Ser 2006                       3.84      10/06/06   3,000,000
 3,500  Columbus Development Authority, Foundation Properties Inc
          Student Housing & Academic Facilities Ser 2006                                 3.79      10/06/06   3,500,000

        HAWAII
 4,965  Hawaii, ROCs II-R Ser 6012 (MBIA)                                                3.78      10/06/06   4,965,000

        ILLINOIS
 3,000  Chicago, Ser 2002 B (FGIC)                                                       3.74      10/06/06   3,000,000
 6,600  Chicago Board of Education, Ser 2004 C-2 (FSA)                                   3.77      10/06/06   6,600,000
        Illinois Development Finance Authority,
 2,575     Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)                    3.80      10/06/06   2,575,000
 3,500     Loyola Academy1993 Ser A                                                      3.76      10/06/06   3,500,000
 3,400     Young Men's Christian Association of Metropolitan Chicago Ser 2001            3.80      10/06/06   3,400,000
 2,600  Illinois Finance Authority, Rush University Medical Center
           Ser 2006 A-1 (MBIA)                                                           3.73      10/06/06   2,600,000

        INDIANA
10,900  Indiana Health Facility Financing Authority, Clarian Health Obligated
           Group Ser 2000 C                                                              3.77      10/06/06  10,900,000

        KENTUCKY
 9,500  Boyle County, Ephraim McDowell Health Ser 2006                                   3.78      10/06/06   9,500,000
 3,800  Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A                      3.86      10/02/06   3,800,000

        LOUISIANA
 2,250  Louisiana Municipal Natural Gas Purchasing & Distribution Authority,
          Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q                                    3.80      10/06/06   2,250,000
        MARYLAND
        Maryland Health & Higher Educational Facilities Authority,
 8,100    Catholic Health Initiatives Ser 1997 B                                         3.78      10/06/06   8,100,000
 4,700    Edenwald Ser 2006 B                                                            3.77      10/06/06   4,700,000

        MASSACHUSETTS
 5,035  Massachusetts Development Finance Agency, Wentworth Institute of
           Technology Ser 2005 (Radian)                                                  3.82      10/06/06   5,035,000

        MICHIGAN
 5,000  Jackson County Hospital Finance Authority, WA Foote Memorial Hospital
           Ser 2005A                                                                     3.76      10/06/06   5,000,000
 5,000  Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B                3.78      10/06/06   5,000,000

        MINNESOTA
11,460  University of Minnesota Regents, Ser 1999 A                                      3.72      10/06/06  11,460,000

        MISSISSIPPI
 2,000  Mississippi Development Bank, MGAM Natural Gas Supply 2005 Ser                   3.75      10/06/06   2,000,000
 4,500  Perry County, Leaf River Forest Products Inc Ser 2002                            3.75      10/06/06   4,500,000

        NEBRASKA
 3,700  American Public Energy Agency, National Public Gas Agency 2003 Ser A             3.75      10/06/06   3,700,000

        NEW MEXICO
 6,250  Santa Fe, Educational Facilities College of Santa Fe Ser 2006 (Radian)           3.79      10/06/06   6,250,000

        NEW YORK
 1,250  New York City Fiscal 1996 Ser J Subser J-3                                       3.75      10/06/06   1,250,000
 6,500  New York City Industrial Development Agency, One Bryant Park LLC                 3.77      10/06/06   6,500,000
                     Ser 2004 A
 3,000  New York State Dormitory Authority, Mount St Mary College Ser 2005
          (Radian)                                                                       3.79      10/06/06   3,000,000

        NORTH CAROLINA
 3,125  North Carolina, Ser 2002 E                                                       3.75      10/06/06   3,125,000
 6,900  North Carolina Capital Facilities Finance Agency, Durham Academy
          Ser 2001                                                                       3.75      10/06/06   6,900,000
 5,000  Raleigh, Downtown Improvement Ser 2005 B COPs                                    3.73      10/06/06   5,000,000

        OHIO
 5,700  East Liverpool, East Liverpool City Hospital Ser 2006                            3.79      10/06/06   5,700,000
 5,000  Ohio, Common Schools Ser 2006 C                                                  3.74      10/06/06   5,000,000

        OREGON
 5,000  Clackamas County Hospital Facility Authority, Legacy Health System
          Ser 2003                                                                       3.74      10/06/06   5,000,000

        PENNSYLVANIA
 2,000  Allegheny County Industrial Development Authority, Carnegie Museums
           of Pittsburgh Ser 2005                                                        3.80      10/06/06   2,000,000
 5,000  Easton Area School District, Ser 2005 (FSA)                                      3.75      10/06/06   5,000,000
 6,800  Pennsylvania Turnpike Commission, 2002 Ser A-2                                   3.78      10/06/06   6,800,000
 5,255  Washington County Authority, Girard Estate Ser 1999                              3.78      10/06/06   5,255,000

        SOUTH CAROLINA
 1,060  Charleston Educational Excellence Financing Corporation, Ser 2005                3.78      10/06/06   1,060,000
           ROCs II-R Ser 515 (Assured Gty)
 5,000  South Carolina Jobs - Economic Development Authority, Oconee
           Memorial Hospital Ser 2005 A (Radian)                                         3.80      10/06/06   5,000,000
 5,870  York County School District No 4, Fort Mill TOCs Ser 2004 F                      3.78      10/06/06   5,870,000

        TENNESSEE
        Clarksville Public Building Authority,
 3,205    Pooled Financing Ser 1997                                                      3.74      10/06/06   3,205,000
 7,800    Pooled Financing Ser 2005                                                      3.85      10/02/06   7,800,000
 3,800  Jackson Energy Authority, Gas System Ser 2002 (FSA)                              3.74      10/06/06   3,800,000
 2,900  Montgomery County Public Building Authority, Pooled Financing Ser 1999           3.74      10/06/06   2,900,000
10,600  Tennergy Corporation, Gas Ser 2006 B PUTTERs Ser 1260B                           3.79      10/06/06  10,600,000

        TEXAS
 4,500  Harris County Health Facilities Development Corporation,
          Methodist Hospital System Ser 2006 A                                           3.89      10/02/06   4,500,000
 4,400  Harris County Industrial Development Corporation, Baytank Inc Ser 1998           3.78      10/06/06   4,400,000
 4,210  San Antonio,Water System Sub Lien Ser 2003 B (MBIA)                              3.80      10/06/06   4,210,000
 3,365  Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)                      3.75      10/06/06   3,365,000

        VARIOUS STATES
11,875  Puttable Floating Option Tax-Exempts Receipts, Ser 2006 P-FLOATs EC-002          3.99      10/06/06  11,875,000

        WASHINGTON
        Washington Higher Education Facilities Authority,
 6,000    University of Puget Sound Ser 2006 B                                           3.76      10/06/06   6,000,000
 1,700    Whitman College Ser 2004                                                       3.78      10/06/06   1,700,000

        WISCONSIN
 1,300  Rhinelander, YMCA of the Northwoods Ser 2006                                     3.81      10/06/06   1,300,000

        WYOMING
 8,000  Sweetwater County, Memorial Hospital Ser 2006 A                                  3.77      10/06/06   8,000,000

        TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
          (Cost $332,770,000)                                                                               332,770,000
                                                                                                           ------------

                                                                                                  YIELD TO
                                                                                                  MATURITY
                                                                              COUPON   MATURITY  ON DATE OF
                                                                               RATE      DATE     PURCHASE
                                                                              ------   --------  ----------
        TAX-EXEMPT COMMERCIAL PAPER (3.6%)
        GEORGIA
 5,500  Burke County Development Authority, Oglethorpe Power Corp
          Ser 1998 B (Ambac)                                                   3.62%  12/28/2006    3.62      5,500,000

        KENTUCKY
 4,000  Kentucky Asset Liability Commission, 2005 General Fund Second Ser A-1  3.15     10/12/06    3.15      4,000,000

        NEVADA
 3,700  Clark County, Motor Vehicle Fuel Tax Ser 2005 A                        3.62   11/15/2006    3.62      3,700,000
                                                                                                           ------------

        TOTAL TAX-EXEMPT COMMERCIAL PAPERS (Cost $13,200,000)                                                13,200,000
                                                                                                           ------------

        SHORT-TERM MUNICIPAL NOTES AND BONDS (4.2%)
        MARYLAND
 3,000  Maryland Community Development Administration, Department of Housing
           & Community Development Residential Notes 2005 Ser F, dtd 11/10/05  3.12    11/24/06     3.12      3,000,000

        MASSACHUSETTS
 1,500  Pioneer Valley Transit Authority, Ser 2006 RANs, dtd 08/03/06          4.50    8/3/2007     4.00      1,506,055

        NEW HAMPSHIRE
 2,500  Merrimack County, Ser 2006 TANs, dtd 02/17/06                          4.50    12/28/06     3.59      2,505,399

        NEW YORK
 2,000  Marlboro Central School District, Ser 2006 C BANs, dtd 9/28/06         4.25  12/22/2006     3.75      2,002,246

        TEXAS
 3,050  Lower Neches Valley Authority, Chevron USA Inc Ser 1987, dtd 07/01/87  3.63   2/15/2007     3.63      3,050,000

        UTAH
 3,000  Weber County, Ser 2006 TRANs, dtd 07/11/06                             4.50    12/28/06     3.80      3,005,011

        TOTAL SHORT-TERM MUNICIPAL NOTES AND BONDS (Cost $15,068,711)                                        15,068,711
                                                                                                           ------------

        TOTAL INVESTMENTS (Cost $361,038,711) (a)                                                  100.3    361,038,711

        LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (0.3)    (1,207,771)
                                                                                                   -----   ------------
        NET ASSETS                                                                                 100.0%  $359,830,940
                                                                                                   =====   ============

----------
      BANs     Bond Revenue Anticipation Notes.
      COPs     Certificates of Participation.
    P-FLOATs   Puttable Floating Option Tax-Exempt Receipts.
     PUTTERs   Puttable Floating Option Tax-Exempt Receipts.
      RANs     Revenue Anticipation Notes.
      ROCs     Reset Option Certificates.
      TANs     Tax Anticipation Notes.
      TOCs     Tender Option Certificates.
      TRANs    Tax and Revenue Anticipation Notes.
        +      Rate shown is the rate in effect at September 30, 2006.
        *      Date on which the principal amount can be recovered through demand.
       (a)     Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
     Ambac     Ambac Assurance Corporation.
     FGIC      Financial Guaranty Insurance Company.
      FSA      Financial Security Assurance Inc.
     MBIA      Municipal Bond Investors Assurance Corporation.
    Radian     Radian Asset Assurance Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 21, 2006
                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2006
                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       5